PENSIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Employee	Dec. 31, 2012 Employee	Dec. 31, 2011
Defined contribution scheme:
Defined contribution scheme, charge to net income	$ 500,000	$ 800,000	$ 800,000
Number of Norwegian employees	10	10
Pensions
Defined benefit schemes:
Number of defined benefit schemes	2
Accumulated other comprehensive income, net actuarial loss	12,731,000	17,809,000
Other comprehensive income, tax on actuarial loss	$ 100,000	$ 300,000	$ 400,000